Accumulated other comprehensive income (loss), net of tax (Changes in Each Component of AOCI) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		¥ 9,725,134	¥ 9,442,231
Less: reclassification adjustments for losses (gains) included in net income		(27,115)
Change during year		336,163	209,687	¥ 126,593
Balance at end of fiscal year		10,431,187	9,725,134	9,442,231
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	[1]	649,395	440,112	318,114
Change during year	[1]	335,184	209,283	121,998
Balance at end of fiscal year	[1]	984,578	649,395	440,112
Net unrealized gains (losses) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		(31,084)	(25,046)	(8,173)
Unrealized gains (losses) during year		20,972	(7,472)	(35,922)
Less: reclassification adjustments for losses (gains) included in net income		12,173	1,434	19,049
Change during year		33,145	(6,038)	(16,873)
Balance at end of fiscal year		2,061	(31,084)	(25,046)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		227,660	94,104	(86,873)
Foreign currency translation adjustments during year		258,887	133,556	181,722
Less: reclassification adjustments for losses (gains) included in net income		(18,682)	0	(745)
Change during year		240,204	133,556	180,977
Balance at end of fiscal year		467,864	227,660	94,104
Defined benefit plan adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		423,677	355,355	397,153
Unrealized gains (losses) during year		97,847	86,326	(22,825)
Less: reclassification adjustments for losses (gains) included in net income		(21,861)	(18,004)	(18,973)
Change during year		75,986	68,322	(41,798)
Balance at end of fiscal year		499,663	423,677	355,355
Accumulated Own Credit Risk Adjustment Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		29,142	15,699	16,007
Unrealized gains (losses) during year		(15,403)	12,688	(858)
Less: reclassification adjustments for losses (gains) included in net income		1,251	755	550
Change during year		(14,152)	13,443	(308)
Balance at end of fiscal year		¥ 14,990	¥ 29,142	¥ 15,699

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 16 “Accumulated other comprehensive income (loss), net of tax.”